PRIVATE PLACEMENT (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price | $	$ 6,750,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	675,000
Price of warrants | $ / shares	$ 10.00
Aggregate purchase price | $	$ 6,750,000
Number of shares per warrant	1
Exercise price of warrant | $ / shares	$ 11.50
Private Placement | Sponsor | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	465,000
Private Placement | Cantor | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	210,000